PROVISIONS (Tables)	9 Months Ended
Sep. 30, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Provisions

	September 30, 2017	December 31, 2016
Asset retirement obligations	$280.6	$285.1
Yatela loss provision	15.0	15.0
Other	7.0	5.5
	$302.6	$305.6

Current portion of provisions	$21.0	$15.8
Non-current provisions	281.6	289.8
	$302.6	$305.6